Share capital (Narrative) (Details) $ / shares in Units, $ in Thousands, $ in Thousands	1 Months Ended					12 Months Ended
	Feb. 18, 2021 $ / shares	Sep. 25, 2020 USD ($)	Mar. 27, 2020 USD ($)	Sep. 27, 2019 USD ($)	Mar. 29, 2019 USD ($)	Dec. 31, 2020 $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 26, 2021 CAD ($)
Disclosure of classes of share capital [line items]
Dividends declared, amount per share | $ / shares						$ 0.01
Dividends paid | $		$ 1,979	$ 1,804	$ 1,972	$ 1,955		$ 3,783	$ 3,927
Dividends declared after reporting period [Member]
Disclosure of classes of share capital [line items]
Dividends declared, amount per share | $ / shares	$ 0.01
Dividends declared | $									$ 2,613